Summary of Significant Accounting Policies as Restated	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2.5 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (AS RESTATED)

Fair value measurement

The Group measures its financial assets at fair value through profit or loss and warrant liability at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than contract assets and financial assets,), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation

Property, plant and equipment, other than construction in progress, are stated at cost (or valuation) less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss and other comprehensive income in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Freehold land	Not depreciated
Buildings	2.6%
Leasehold improvement	10% to 20%
Machinery and equipment	10% to 20%
Computer, fixtures and office equipment	20% to 33.3%
Transportation equipment	10%

Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.

An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in the statement of profit or loss and other comprehensive income in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Construction in progress represents equipment under installation, which is stated at cost less any impairment losses, and is not depreciated. Cost comprises the direct costs of installation. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Intangible assets are amortized on the straight-line basis over the following useful economic lives:

Software	3-10 years

Research and development costs

All research costs are charged to the statement of profit or loss and other comprehensive income as incurred.

Expenditures incurred on projects to develop new products is capitalized and deferred only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development. Product development expenditure which does not meet these criteria is expensed when incurred.

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(a) Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Leasehold land	50 years
Building improvement	2 to 18 years
Machinery and equipment	5 to 10 years
Office equipment	3 to 5 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(b) Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c) Short-term leases

The Group applies the short-term lease recognition exemption to its short-term leases that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option.

Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is accounted for on a straight-line basis over the lease terms and is included in other income in the statement of profit or loss and other comprehensive income. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

Leases of collaboration assets

The Group and its collaboration partner purchase assets to be used for their collaboration and share the associated costs in accordance with the terms and conditions of the Janssen Agreement. The Group accounts for leases to and by the collaboration by applying the guidance in IFRS 16 on joint arrangements by analogy.

If the Group’s collaboration partner owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Group’s collaboration partner to the collaboration, the Group recognises a right-of-use asset and lease liability for its share of the asset leased from the collaboration partner to the collaboration. This is usually the case when the collaboration, through the JSC and other governance committees, has the right to direct the use and obtains substantially all of the economic benefits from using the asset. Lease payments the Group makes prior to lease commencement are recorded as prepaid rent within other non-current assets and will be reclassified to a right-of-use asset upon lease commencement.

If the Group owns the asset, and on the basis of the terms and conditions of the collaboration agreement, there is a lease from the Group to the collaboration, the Group recognises a finance lease for the asset it leases to the collaboration. In such cases, the Group’s share of the asset that is jointly controlled by the collaboration is recorded in property, plant and equipment, and a lease receivable is recognized for the collaboration partner’s share of the asset.

The Group recognizes the full lease liability, rather than its share, for leases entered into on behalf of the collaboration if the Group has the primary responsibility for making the lease payments. This may be the case when the Group, as a lead operator of the collaboration, is the sole signatory to the lease. A finance sublease is subsequently recognised if the related right-of-use asset is subleased to the collaboration.

Investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

Financial assets measured at amortized cost (debt instruments)

Financial assets measured at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.

Financial assets measured at fair value through profit or loss

Financial assets measured at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss and other comprehensive income.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets measured at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs.

Simplified approach

For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and notes payables, other payables, warrant liability, interest-bearing loans and borrowings, and lease liabilities.

Subsequent measurement

Financial liabilities measured at amortized cost (Loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss and other comprehensive income.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss and other comprehensive income.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined on the weighted average basis and, in the case of work in progress and finished goods, comprises direct materials, direct labour and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have an original maturity of three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including deposits, and assets similar in nature to cash, which are not restricted as to use.

Time deposits

Time deposits represent cash placed with banks with original maturities of more than three months when acquired. The time deposits are presented as a non-current asset if the collection of time deposits is expected more than one year.

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation.  The increase in the discounted present value amount arising from the passage of time is included in finance costs in the statement of profit or loss and other comprehensive income.

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

where the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

•

when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.

Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the statement of profit or loss and comprehensive income over the expected useful life of the relevant asset by equal annual instalments.

Collaboration Arrangements

The Group enters into collaboration arrangements with pharmaceutical and biotechnology collaboration partners, under which the Group may grant licenses to a collaboration partner to further develop and commercialize one of the Group’s drug candidates. The Group may also perform research, development, manufacturing and commercial activities under a collaboration arrangement. Consideration under these contracts may include an upfront payment, development and regulatory milestones, commercial sales milestones and other contingent payments, expense reimbursements, and profit-sharing.

For collaboration arrangements that contain multiple elements, at contract inception the Group determines whether elements of the collaboration are reflective of a vendor-customer relationship and therefore are within the scope of IFRS 15. Elements of the collaboration arrangements that involve joint operating activities performed by the parties that are both active participants in the activities and exposed to significant risks and rewards of such activities are not arrangements with a customer and are outside the scope of IFRS 15. For a distinct bundle of goods or services within the arrangement that is not with a customer, the recognition and measurement of that unit of account shall be based on other authoritative accounting literature, or if there is no appropriate authoritative accounting literature, a reasonable, rational and consistently applied accounting policy election.

If the Group concludes that a collaboration partner is not a customer for certain activities and associated payments, such as for certain collaborative research, development, manufacturing and commercial activities, the Group presents payments from the collaboration partner as a reduction of expense, based on where the Group presents the underling expense. If the collaborator performs research and development, manufacturing or commercialization-related activities, the Group recognizes as expense (e.g. research and development expense or selling and distribution expense, as applicable) in the period when the collaborator incurs such expenses, the portion of the collaborator’s expenses that the Group is obligated to reimburse.

Revenue recognition

Revenue from contracts with customers

The Group recognizes revenue in accordance with IFRS 15, Revenue from Contracts with Customers (IFRS 15). Under IFRS 15, revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. To determine revenue recognition for agreements that we determine are within the scope of IFRS 15, the Group performs the following five-steps: (i) identify the contract, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Once a contract is determined to be within the scope of IFRS 15, at contract inception the Group assesses the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The group determines the transaction price based on the amount of consideration the Group expects to receive for transferring the promised goods or services in the contract. Consideration may be fixed, variable or a combination of both. When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The contracts generally do not include a significant financing component.

The Group recognizes revenue only when it satisfies a performance obligation by transferring control of the promised goods or services. The transfer of control can occur over time or at a point in time. A performance obligation is satisfied over time if it meets one of the following criteria: (i) The counterparty simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs; or (ii) The Group’s performance creates or enhances an asset that the counterparty controls as the asset is created or enhanced.

The portion of the transaction price that is allocated to performance obligations satisfied at a point in time is recognized as revenue when control of the goods or services is transferred to the counterparty. If the performance obligation is satisfied over time, the portion of the transaction price allocated to that performance obligation is recognized as revenue as the performance obligation is satisfied. The Group adopts an appropriate method of measuring progress for purposes of recognizing revenue. The Group evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Contracts may be amended to account for changes in contract specifications and requirements. Contract modifications exist when the amendment either creates new, or changes existing, enforceable rights and obligations. When contract modifications create new performance obligations and the increase in consideration approximates the standalone selling price for goods and services related to such new performance obligations as adjusted for specific facts and circumstances of the contract, the modification is considered to be a separate contract.

If a contract modification is not accounted for as a separate contract, the Group accounts for the promised goods or services not yet transferred at the date of the contract modification (the remaining promised goods or services) prospectively, as if it were a termination of the existing contract and the creation of a new contract, if the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification. For a change in transaction price that occurs after a contract modification, the Group allocates the change in the transaction price to the performance obligations identified in the contract before the modification if, and to the extent that, the change in the transaction price is attributable to an amount of variable consideration promised before the modification.

The Group accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. In such case, the effect that the contract modification has on the transaction price, and on the entity’s measure of progress toward complete satisfaction of the performance obligation, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) at the date of the contract modification (the adjustment to revenue is made on a cumulative catch-up basis).

(a) License and collaboration revenue

License of Intellectual Property

For collaboration arrangements that include a grant of a license to the Group’s intellectual property, the Group consider whether the license grant is distinct from the other performance obligations included in the arrangement. In assessing whether a license is distinct from the other promises, the Group considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Group considers whether the counterparty can benefit from a license for its intended purpose without the receipt of the remaining promise(s) by considering whether the value of the license is dependent on the unsatisfied promise(s), whether there are other vendors that could provide the remaining promise(s), and whether it is separately identifiable from the remaining promise(s). We evaluated that the license is a single performance obligation in the Janssen Agreement, including a technology transfer service, which represents a right to use our license as it exists at the point in time that the license is granted. Revenue from licenses is recognized when the control of the right to use of the license is transferred to the customer.

Milestone Payments

Milestone payments, which are included in the transaction price to the extent that it is highly probable that a significant reversal of accumulative revenue recognized will not occur, represent a form of variable consideration when the uncertainty associated with the variable consideration is subsequently resolved. At the inception of each arrangement that includes milestone payments, the Group evaluates whether the milestones are considered highly probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received. The Group evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgement involved in determining whether it is highly probable that a significant reversal of cumulative revenue would not occur. At the end of each subsequent reporting period, the Group re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price.

When the Company cannot conclude that it is highly probable that a significant revenue reversal of cumulative revenue under the contract will not occur, the Company constrains the related variable consideration resulting in its exclusion from the transaction price. At the end of each subsequent reporting period, the Group re-evaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price.

Royalty Payments

The Company recognizes revenue for sales-based milestone payments promised in exchange for a license of intellectual property only when (or as) the later of the following events occurs:

(a) the subsequent sale occurs; and

(b) the performance obligation to which some or all of the sales-based royalty has been allocated has been satisfied (or partially satisfied).

Janssen Agreement

The Group entered into a license and collaboration agreement with one customer (Janssen). The terms of the arrangement include: non-refundable upfront fees of US$350 million and milestone payments for the achievement of specified manufacturing milestones, specified development milestones, specified regulatory milestones and specified net trade sales milestones of US$125 million, US$215 million, US$800 million and US$210 million, respectively. The Group has assessed that there is one distinct performance obligation, being the transfer of a license of intellectual property, including a technology transfer service. The Group considers this performance obligation is distinct from other collaborative activities as the license has stand-alone value without the Company being further involved in the research and development or other collaborative activities. Upon contract inception, the Group has estimated that the total transaction price is constrained to US$400 million, which included upfront fees of US$350 million and milestone payments of US$50 million. The transaction price was allocated to the single performance obligation in the contract.

Upfront fees

Upfront payment is allocated to the single performance obligation in the Janssen Agreement. The upfront fees of US$350 million were included in the transaction price upon contract inception in 2017 and were recognized when the single performance obligation to deliver the intellectual property, including a technology transfer service, was completed in 2018. The US$350 million upfront fees were fully received by the Group in 2018.

Milestone payments

Certain milestone payments were allocated to the single performance obligation in the Janssen Agreement to deliver the license of intellectual property. The initial two milestone payments of aggregate US$50 million were included in the transaction price at contract inception in 2017 and recognized when the single performance obligation to deliver the intellectual property, including a technology transfer service, was completed in 2018. Subsequently in 2019, an additional two milestone payments of US$60 million were included in the transaction price when the milestones triggered by dosing of a specified number of patients in the CARTITUDE-1 clinical trial were achieved. In 2020, an additional milestone with a payment of US$75 million was achieved relating to the clinical development of cilta-cel. In 2021, three additional milestone payments amounting to US$65 million were achieved relating to the submission of a Marketing Authorization to the EMA, enrollment of a specified number of patients in the CARTITUDE-5 clinical trial and filing of a Drug approval application for a product by the Ministry of Health, Labour and Welfare in Japan.

As of December 31, 2021, pursuant to the license and collaboration agreement, the remaining future contractual milestone payments for the Group aggregated to US$1,100 million for the achievement of various development, regulatory, manufacturing and net trade sales milestones. More specifically, the future contractual milestones consist of US$125 million for the achievement of specified manufacturing milestones, US$60 million for the achievement of specified development milestones, US$705 million for the achievement of specified regulatory milestones and US$210 million for the achievement of specified net trade sales milestones. The Group’s development plans and research progresses might change from time to time, which would increase the uncertainties of achieving future contractual milestones. The Company does not believe US$280 million of the remaining US$1,100 million contractual milestone payments would be eligible to be received based on a subsequent change in development plan with the collaborator. Furthermore, the Company assessed that achievement of all the remaining contractual milestones is highly uncertain and the related milestone payments are not included in the transaction price. The milestone is achieved when the triggering event described in the agreement occurs.

Collaborative activities

In addition to the license of intellectual property, the Janssen Agreement includes joint development, manufacturing and commercial activities that are performed by the Group and its collaboration partner. These activities and the related consideration for these activities are outside the scope of IFRS 15 as the Group and its collaboration partner are both active participants in the activities and are exposed to significant risks and rewards of such activities.

Product Sales

Revenue from the sale of goods is recognized at the point in time when control of the goods is transferred to the customer, generally on delivery of the goods.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

Share-based payments

The Group operates a share option scheme and a restricted stock unit scheme (“RUS scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value of share option is determined by an external valuer using a binomial model, and the fair value of each RSU is determined by reference to market price of the Group’s shares at the respective grant date, further details of which are given in notes 27 and 28 to the consolidated financial statements.

The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefit expense. The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the Group or the employee are not met. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

The dilutive effect of outstanding options and RSUs are reflected as additional share dilution in the computation of earnings per share.

Other employee benefits

Pension scheme

The employees of the Group’s subsidiaries which operates in Mainland China and Hong Kong are required to participate in a central pension scheme operated by the local municipal government. These subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme. The contributions are charged to profit or loss as they become payable in accordance with the rules of the central pension scheme.

Foreign currencies

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in the statement of profit or loss and comprehensive income.

Differences arising on settlement or translation of monetary items are recognized in the statement of profit or loss and comprehensive income with the exception of monetary items that are designated as part of the hedge of the Group’s net investment of a foreign operation. These are recognized in other comprehensive income until the net investment is disposed of, at which time the cumulative amount is reclassified to the statement of profit or loss and comprehensive income. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in other comprehensive income.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

The functional currencies of certain subsidiaries established in the PRC and Europe are currencies other than the United States dollar. As at the end of the reporting period, the assets and liabilities of these entities are translated into United States dollars at the exchange rates prevailing at the end of the reporting period and their statements of profit or loss are translated into United States dollars at exchange rates that approximate to those prevailing at the dates of the transactions.

The resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in the statement of profit or loss and comprehensive income.

For the purpose of the consolidated statements of cash flows, the cash flows of the subsidiaries established in the PRC and Europe are translated into United States dollars at the exchange rates ruling at the dates of the cash flows. Frequently recurring cash flows of the companies established in the PRC and Europe which arise throughout the year are translated into United States dollars at the weighted average exchange rates for the year.

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Impact of covid-19

The COVID-19 situation is very fluid across the world where each country or the sites within a country could be impacted differently. For the year ended December 31, 2021, COVID-19 has had limited impact on the Group’s operations.

There are still uncertainties of COVID-19’s future impact on the Group’s business, results of operations and financial condition, and the extent of the impact will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the development and progress of distribution of COVID-19 vaccines and other medical treatments, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. If the situation materially deteriorates, the Group’s business, results of operations and financial condition could be materially and adversely affected. The Group will continue to monitor and assess the impact of the ongoing development of the epidemic on the financial position and operating results of the Group and respond accordingly.